SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (schedule of other current assets) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	[1]	$ 3,512	$ 3,186
Prepaid expenses		6,509	6,227
Deferred charges		4,153	8,320
Advance payments to suppliers		3,054	3,716
Other		2,788	2,850
Total other current assets		20,016	$ 24,299
Amount Receivable From United States Government Related To Cares Act		$ 952

[1]	Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act") the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. As of December 31, 2023, the Company had a $952 receivable balance from the United States government related to the CARES Act. During the six months ended June 30, 2024 the entire outstanding amount was collected by the Company.